SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Mar. 31, 2018 USD ($)	Feb. 28, 2018 USD ($) $ / shares shares	Apr. 30, 2017 USD ($)	Oct. 31, 2015	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 01, 2018 containership	Sep. 30, 2017
Subsequent Event [Line Items]
Long-term debt					$ 1,522,900	$ 1,580,006
Proceeds from sale of vessels and termination of charters					74,791	$ 29,102	$ 42,275
Compensation received on termination of charters, notes receivable			$ 2,800
Proportion of bondholders in restructuring agreement with Seadrill Limited									40.00%
Proportion of secured bank lenders in restructuring agreement with Seadrill Limited									97.00%
Term of lease or charter				15 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend declared | $ / shares		$ 0.35
Number of container vessels contracted to be acquired | containership								15
Proceeds from sale of vessels and termination of charters	$ 12,500
Proportion of bondholders in restructuring agreement with Seadrill Limited								70.00%
Proportion of secured bank lenders in restructuring agreement with Seadrill Limited		99.00%
Frontline Shipping and Frontline Shipping II [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Compensation received on termination of charters, notes receivable		$ 8,900
Sale of oil tanker- Front Century [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from sale of vessels and termination of charters		$ 17,500
Senior Unsecured Convertible Bonds Due 2018 [Member]
Subsequent Event [Line Items]
Long-term debt					$ 63,218
Shares issued on conversion of convertible debt | shares					9,418,798
Senior Unsecured Convertible Bonds Due 2018 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued on conversion of convertible debt | shares		651,365